Employee benefit plans - Expected Benefit Payments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Employee benefit plans
2016	¥ 12,191
2017	14,115
2018	14,606
2019	14,769
2020	13,672
2021-2025	¥ 69,034